Notes Payable	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Notes Payable

Note 6 – Notes payable

On July 2, 2014, we entered into a $500,000, one-year Credit Facility with JPMorgan Chase Bank, N.A. Interest on the Credit Facility was calculated using the Adjusted One Month LIBOR Rate plus 2.50%. The facility was collateralized by a lien on our assets and required us to maintain prescribed levels of liquidity and EBITDA. Effective November 7, 2014, the Credit Facility was amended to remove the EBITDA covenant and hold $500,000 as cash collateral for the amount of the line of credit. We did not utilize the Credit Facility. Effective February 18, 2015, we terminated the Credit Facility and the $500,000 collateral held in escrow was released.